Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Cost of Revenues

	Year Ended December 31,
	2021	2020	2019
Materials and changes in inventories	$10,316	$10,532	$7,638
Payroll and related expenses	19,754	17,019	14,272
Training expenses	3,885	2,713	5,338
Shipping expenses	1,548	1,543	1,784
Depreciation and Amortization	1,080	1,327	1,501
Inventory write-off	230	150	262
Travel	1,410	866	1,561
Other	4,334	3,729	3,467
	$42,557	$37,879	$35,823

Cost of revenues by revenue type

	Year Ended December 31,
	2021	2020	2019
Cost of revenues from subscription services	$9,369	$8,795	$6,585
Cost of term-license	2,299	1,709	189
Cost of revenues from perpetual license and other	9,817	9,370	10,049
Cost of revenues from professional services	21,072	18,005	19,000
	$42,557	$37,879	$35,823